EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY	EQUITY
Preferred Stock
Preferred stock authorized, issued and outstanding was as follows:

	December 31, 2022			December 31, 2021
Series	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Series A	32,000	32,000	32,000	32,000	32,000	32,000
Series B	20,000	20,000	20,000	20,000	20,000	20,000
Series C	12,000	12,000	12,000	12,000	12,000	12,000
Total	64,000	64,000	64,000	64,000	64,000	64,000

Series A Fixed Rate Noncumulative Perpetual Preferred Stock
In November and December 2019, Holdings’ issued a total of 32 million depositary shares, each representing a 1/1,000th interest in share of Series A Preferred Stock, $1.00 par value per share, with a liquidation preference of $25,000 per share, for aggregate net cash proceeds of $775 million ($800 million gross). The preferred stock ranks senior to Holdings’ common stock with respect to the payment of dividends and liquidation. Holdings’ will pay dividends on the Series A Preferred Stock on a noncumulative basis only when, as and if declared by the Company’s Board of Directors (or a duly authorized committee of the Board) and will be payable quarterly in arrears, at an annual rate of 5.25% on the stated amount per share. In connection with the issuance of the depositary shares and the underlying Series A Preferred Stock, Holdings’ incurred $25 million of issuance costs, which has been recorded as a reduction of additional paid-in capital. The Series A Preferred Stock is redeemable at Holdings’ option in whole or in part, on or after December 15, 2024, at a redemption price of $25,000 per share of preferred stock, plus declared and unpaid dividends. Prior to December 25, 2024, the preferred stock is redeemable at Holdings’ option, in whole but not in part, within 90 days of the occurrence of certain rating agency events at a redemption price equal to $25,500 per share, plus declared and unpaid dividends or certain regulatory capital events at a redemption price equal to $25,000 per share, plus any declared and unpaid dividends.
Series B Fixed Rate Reset Noncumulative Perpetual Preferred Stock
On August 11, 2020, Holdings issued 500,000 depositary shares, each representing a 1/25th interest in a share of Series B Preferred Stock, $1.00 par value per share and liquidation preference of $25,000 per share, for aggregate net cash proceeds of $494 million ($500 million gross). The Series B Preferred Stock ranks senior to Holdings’ common stock and on parity with Holdings’ Series A Preferred Stock with respect to the payment of dividends and liquidation. Holdings will pay dividends on the Series B Preferred Stock on a noncumulative basis only when, as and if declared by the Company’s Board of Directors (or a duly authorized committee of the Board) and will be payable semi-annually in arrears, at an annual rate equal to the fixed rate of 4.950%, which is reset every 5 years starting on December 15, 2025 (“Reset Date”), at a rate per annum equal to the five-year U.S. Treasury Rate plus 4.736%.
In connection with the issuance of the depositary shares and the underlying Series B Preferred Stock, Holdings incurred $6 million of issuance costs, which have been recorded as a reduction of additional paid-in capital. The Series B Preferred Stock is redeemable at Holdings’ option in whole or in part, from time to time, during the three-month period prior to, and including, each Reset Date, at a redemption price equal to $25,000 per share of preferred stock, plus any declared and unpaid dividends. Furthermore, the preferred stock is redeemable at Holdings’ option, in whole but not in part at any time, within 90 days after the occurrence of certain rating agency events at a redemption price equal to $25,500 per share, plus any declared and unpaid dividends or after the occurrence of certain regulatory capital events at a redemption price equal to $25,000 per share, plus any declared and unpaid dividends.
Series C Fixed Rate Reset Noncumulative Perpetual Preferred Stock
On January 8, 2021, Holdings issued 12,000,000 depositary shares, each representing a 1/1,000th interest in a share of the Company’s Series C Fixed Rate Noncumulative Perpetual Preferred Stock (“Series C Preferred Stock”), $1.00 par value per share and liquidation preference of $25,000 per share, for aggregate net cash proceeds of $293 million ($300 million gross). The Series C Preferred Stock ranks senior to Holdings’ common stock and on parity with Holdings’ Series A Preferred Stock and Series B Preferred Stock with respect to the payment of dividends and liquidation. Holdings will pay dividends on the Series C Preferred Stock on a noncumulative basis only when, as and if declared by the Company’s Board of Directors (or a duly authorized committee of the Board) and will be payable quarterly in arrears, at an annual rate equal to the fixed rate of 4.3%.
Dividends to Shareholders
Dividends declared per share were as follows for the periods indicated:

	Year ended December 31,
	2022	2021	2020
Series A dividends declared	$1,313	$1,313	$1,378
Series B dividends declared	$1,238	$1,238	$426
Series C dividends declared	$1,075	$1,006	$—
Common Stock
Dividends to Shareholders

Dividends declared per share of common stock were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Dividends declared	$0.78	$0.71	$0.66

Share Repurchase
On February 9, 2022, the Company’s Board of Directors authorized a new $1.2 billion share repurchase program. Under this program, the Company may, from time to time purchase shares of its common stock through various means. The Company may choose to suspend or discontinue the repurchase program at any time. The repurchase program does not obligate the Company to purchase any particular number of shares. As of December 31, 2022, Holdings had authorized capacity of approximately $372 million remaining in its share repurchase program.
For the years ended December 31, 2022, 2021 and 2020, the Company repurchased approximately 28.2 million, 51.9 million and 23.7 million shares of its common stock at a total cost of approximately $0.8 billion, $1.6 billion and $0.4 billion, respectively through open market repurchases, ASRs and privately negotiated transactions. The repurchased common stock was recorded as treasury stock in the consolidated balance sheets. For the years ended December 31, 2022, 2021 and 2020, the Company reissued approximately 2.0 million, 2.3 million and 743 thousand shares of its treasury stock, respectively. For the year ended December 31, 2022, 2021 and 2020, the Company retired approximately 12.5 million, 32 million and 0 shares of its treasury stock, respectively.
In April 2022, Holdings entered into an ASR with a third-party financial institution to repurchase an aggregate of $100 million of Holdings’ common stock. Pursuant to the ASR, Holdings made a prepayment of $100 million and initially received 2.6 million shares. The ASR terminated during April 2022, at which time 684,700 additional shares of common stock were received.
In May 2022, Holdings entered into an ASR with a third-party financial institution to repurchase an aggregate of $150 million of Holdings’ common stock. Pursuant to the ASR, Holdings made a prepayment of $150 million and initially received 4.3 million shares. The ASR terminated during July 2022, at which time 1.2 million additional shares of common stock were received.
In September 2022, Holdings entered into an ASR contract with a third-party financial institution to repurchase an aggregate of $37.5 million of Holdings’ common stock. Pursuant to the ASR, Holdings made a prepayment of $37.5 million and received initial delivery of 1.1 million shares. The ASR terminated during November 2022, at which time 0.2 million additional shares of common stock were received.
In December 2022, Holdings entered into an ASR with a third-party financial institution to repurchase an aggregate of $61 million of Holdings’ common stock. Pursuant to the ASR, Holdings made a prepayment of $61 million and initially received 1.7 million shares. The ASR terminated during February 2023, at which time an additional 0.3 million shares of common stock were received.
The timing and amount of share repurchases are determined by management based upon market conditions and other considerations. Numerous factors could affect the timing and amount of any future repurchases under the share repurchase authorization, including increased capital needs of the Company due to changes in regulatory capital requirements, opportunities for growth and acquisitions, and the effect of adverse market conditions on the segments.
Accumulated Other Comprehensive Income (Loss)
AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2022, and 2021 follow:

	December 31,
	2022	2021
	(in millions)
Unrealized gains (losses) on investments	$(9,324)	$3,898
Market risk benefits - instrument-specific credit risk component	668	(912)
Liability for future policy benefits - current discount rate component	355	(1,003)
Defined benefit pension plans	(650)	(669)
Foreign currency translation adjustments	(91)	(45)
Total accumulated other comprehensive income (loss)	(9,042)	1,269
Less: Accumulated other comprehensive income (loss) attributable to noncontrolling interest	(50)	(34)
Accumulated other comprehensive income (loss) attributable to Holdings	$(8,992)	$1,303

The components of OCI, net of taxes for the years ended December 31, 2022, 2021 and 2020 follow:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period (1)	$(13,637)	$(2,467)	$4,887
(Gains) losses reclassified into net income (loss) during the period (2)	685	(698)	(653)
Net unrealized gains (losses) on investments	(12,952)	(3,165)	4,234
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other (4)	346	704	(1,278)
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(1,364), $(654), and $786)	(12,606)	(2,461)	2,956
Change in LFPB discount rate and MRB credit risk, net of tax
Changes in market risk benefits - instrument-specific credit risk (net of deferred income tax expense (benefit) of $332, $13 and $0)	1,249	50	—
Changes in liability for future policy benefits - current discount rate (net of deferred income tax expense (benefit) of $285, $74 and $0)	1,074	279	—
Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost (3)	18	266	48
Change in defined benefit plans (net of deferred income tax expense (benefit) of ($1), $68, and $14)	18	266	48
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	(46)	(11)	22
Foreign currency translation adjustment	(46)	(11)	22
Total other comprehensive income (loss), net of income taxes	(10,311)	(1,877)	3,026
Less: Other comprehensive income (loss) attributable to noncontrolling interest	(16)	1	7
Other comprehensive income (loss) attributable to Holdings	$(10,295)	$(1,878)	$3,019
Cumulative effect of adoption of ASU 2018-02, Long Duration Targeted Improvements (net of deferred income tax expense (benefit) of $0, $(181), and $0)	$—	$(682)	$—
Change in Accumulated other comprehensive income (loss) attributable to Holdings	$(10,295)	$(2,560)	$3,019
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(1)For 2022, unrealized gains (losses) arising during the period is presented net of a valuation allowance of $1.6 billion established during the fourth quarter of 2022. The Company established the valuation allowance against its deferred tax assets related to unrealized capital losses in the available for sale securities portfolio. See Note 16 of the Notes to these Consolidated Financial Statements for details on the valuation allowance.
(2)See “reclassification adjustments” in Note 3 of the Notes to these Consolidated Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $182 million, $186 million, and $(174) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)These AOCI components are included in the computation of net periodic costs. See Note 16 of the Notes to these Consolidated Financial Statement.
(4)DAC is pre-LDTI and only reported in 2020.
Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and credit losses of AFS securities and are included in total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortization of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.